OTHER ASSETS	12 Months Ended
Dec. 31, 2024
OTHER ASSETS
OTHER ASSETS

6— OTHER ASSETS

Other assets consist of the following:

	December 31,
	2024	2023
Prepaid expenses, current portion	1,258	659
Total	1,258	659

Prepaid expenses mainly consist of rental and future congresses and conferences expenses.